UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23418

John Hancock GA Mortgage Trust
(Exact name of registrant as specified in charter)

197 Clarendon Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Heidi Knapp
Treasurer

197 Clarendon Street

Boston, Massachusetts 02116
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-572-6231

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2019

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock GA Mortgage Trust
Annual Report
December 31, 2019

John Hancock GA Mortgage Trust
December 31, 2019

Table of Contents

Portfolio summary	1

Portfolio of investments	2

Statement of assets and liabilities	4

Statement of operations	5

Statement of changes in net assets	6

Statement of cash flows	7

Financial highlights	8

Notes to financial statements	9

Report of the Independent Auditors	15

Tax information	16

Trustees and Officers	17

More information	19

John Hancock GA Mortgage Trust
Portfolio summary 12-31-19

Portfolio Composition as of 12-31-19 (%)

Commercial mortgage loans	92.5
U.S. Government and Agency obligations	2.4
Short-term investments and other	5.1

As a percentage of net assets.

Top 10 Issuers as of 12-31-19 (%)

POP 3 Ravinia LLC	10.9
Regent Garden Associates LLC	10.3
One Biscayne Tower LLC	9.8
Downtown Woodinville LLC	5.8
Voyager RV Resort MHC	3.7
5021 St. LLC	3.3
LB PCH Associates LLC	3.1
Delphi Investors LLC	3.0
THF Greengate Development LP	3.0
5001 St. LLC	2.8
TOTAL	55.7

As a percentage of net assets.
Cash and cash equivalents are not included.

John Hancock GA Mortgage Trust
Portfolio of investments 12-31-19

	Rate (%)	Maturity date	Par value^	Value

Commercial mortgage loans (A) 92.5%				$1,117,091,612
(Cost $1,044,608,637)
1635 Divisadero Medical Building LLC	3.950	06-01-30	6,601,689	6,691,709
1635 Divisadero Medical Building LLC	6.000	06-01-30	12,702,120	15,110,671
192 Investors LLC	3.750	08-01-29	17,000,000	18,017,127
5001 St. LLC	4.390	09-01-40	29,379,754	34,016,291
5021 St. LLC	4.390	09-01-40	34,276,380	39,685,673
Beverly West Square Associates LP	5.560	12-01-30	9,651,077	11,298,284
BW Logan LLC	6.370	04-01-28	3,942,901	4,598,219
Capri Apartments LLC	3.360	04-01-30	6,500,000	6,527,619
Columbia Cochran Commons LLC	5.790	03-01-24	4,386,062	4,895,411
Corp. Center West Associates LLC	3.650	05-01-35	12,500,000	12,548,963
Creekside at Amherst Apartments LLC	3.380	09-01-31	11,941,983	12,293,638
Delphi Investors LLC	3.900	12-01-24	34,427,174	36,161,753
Downtown Woodinville LLC	3.830	06-01-29	65,000,000	70,128,370
Edgewater Partnership LP	6.500	04-01-25	3,033,602	3,497,698
FPACP3 Greenville LLC	3.440	03-01-30	8,950,000	8,958,986
GALTG Partners LP	6.850	07-01-25	18,456,662	22,195,114
Gateway MHP, Ltd.	3.950	07-01-29	9,926,835	10,596,181
Joliet Hillcrest Shopping Center LLC	3.700	06-01-25	11,010,973	11,453,152
KIR Torrance LP	3.375	10-01-22	23,287,667	24,074,837
LB PCH Associates LLC	4.140	10-01-25	30,012,413	32,263,373
LB PCH Associates LLC	4.680	10-01-25	4,387,132	4,670,303
Manoa Shopping Center Associates LP	7.060	03-01-30	7,485,306	9,313,921
National City Plaza	4.110	03-01-35	8,600,000	8,706,985
Olympic Mills Commerce Center LLC	4.060	03-01-36	12,594,804	13,947,121
One Biscayne Tower LLC	3.260	08-01-26	115,000,000	118,330,400
Parc Center Drive Joint Venture	5.480	02-01-32	2,771,186	3,245,699
PIRET NC Property LP	3.400	07-01-25	29,100,000	29,698,267
Plaza Inv. LP	3.910	05-01-26	29,841,236	31,721,562
POP 3 Ravinia LLC	4.460	01-01-42	115,500,000	131,923,403
Regent Garden Associates LLC	3.250	04-01-35	125,000,000	124,652,550
Silverado Ranch Centre LLC	7.500	06-01-30	7,220,949	8,914,608
Spring Park Apartments	3.440	10-01-31	17,100,000	17,053,522
St. Indian Ridge LLC	6.590	08-01-29	6,325,157	7,544,103
Stony Island Plaza	3.620	10-01-34	5,700,000	5,681,914
Styertowne Shopping Center LLC	6.060	03-01-24	15,387,619	17,327,875
The Links at Rainbow Curve LP	4.300	10-01-22	17,498,728	18,380,507
THF Greengate Development LP	6.320	10-01-25	30,206,039	35,658,622
Tivoli Orlando Associates, Ltd.	6.750	10-01-27	13,144,357	16,260,398
Tualatin Industrial Invest LLC	3.580	09-01-29	12,500,000	12,848,550
Valley Square I LP	5.490	02-01-26	17,016,728	18,885,811
Villages at Clear Springs Apartments	3.340	10-01-29	15,000,000	14,985,675
Voyager RV Resort MHC	4.100	06-01-29	41,640,280	44,555,266
WG Opelousas LA LLC	7.290	05-01-28	1,535,184	1,909,407
White Oak Subsidiary LLC	4.900	07-01-24	8,596,344	9,515,878
White Oak Subsidiary LLC	8.110	07-01-24	13,878,245	17,143,116
Windsor Place Apartments	3.530	02-01-32	9,200,000	9,203,080

The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust
Portfolio of investments 12-31-19

	Rate (%)	Maturity date	Par value^	Value

U.S. Government and Agency obligations 2.4%				$28,714,235
(Cost $28,966,418)

U.S. Government 2.4%				28,714,235
U.S. Treasury
Note	1.625	08-15-29	23,000,000	22,388,687
Note	2.375	05-15-29	1,400,000	1,454,006
Note	2.625	02-15-29	4,600,000	4,871,542

	Yield*
	(%)	Maturity date	Par value^	Value

Short-term investments 15.7%				$188,766,900
(Cost $188,752,636)

U.S. Government 14.9%				179,549,149
U.S. Treasury Bill	1.453	01-28-20	9,200,000	9,190,283
U.S. Treasury Bill	1.515	02-25-20	125,000,000	124,721,094
U.S. Treasury Bill	1.520	02-11-20	8,900,000	8,885,290
U.S. Treasury Bill	1.533	02-11-20	8,600,000	8,585,786
U.S. Treasury Bill	1.536	02-11-20	12,500,000	12,479,340
U.S. Treasury Bill	1.550	02-18-20	6,500,000	6,487,356
U.S. Treasury Bill	1.665	01-02-20	9,200,000	9,200,000

		Yield (%)	Shares	Value

Short-term funds 0.8%				9,217,751
State Street Institutional U.S. Government Money Market Fund, Premier
Class		1.5340(B)	9,217,751	9,217,751

Total investments (Cost $1,262,327,691) 110.6%				$1,334,572,747

Other assets and liabilities, net (10.6%)				(127,439,573)

Total net assets 100.0%				$1,207,133,174

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend
(A)	Securities are valued using significant unobservable inputs and are classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(B)	The rate shown is the annualized seven-day yield as of 12-31-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 12-31-19, the aggregate cost of investments for federal income tax purposes was $1,262,327,691. Net unrealized appreciation aggregated to $72,245,056, of which $73,141,756 related to gross unrealized appreciation and $896,700 related to gross unrealized depreciation.

The accompanying notes are an integral part of the financial statements.

Financial statements
John Hancock GA Mortgage Trust
Statement of assets and liabilities 12-31-19

Assets
Unaffiliated investments, at value (Cost $1,262,327,691)	$1,334,572,747
Interest receivable	3,401,086
Receivable for fund shares sold	50,000,000
Other assets	1,969

Total assets	1,387,975,802
Liabilities
Payable for investments purchased	179,940,349
Payable to affiliates
Investment management fees	647,559
Accounting and legal services fees	16,146
Trustees’ fees	900
Other liabilities and accrued expenses	237,674

Total liabilities	180,842,628

Net assets	$1,207,133,174
Net assets consist of
Paid-in capital	$1,136,570,959
Total distributable earnings (loss)	70,562,215

Net assets	$1,207,133,174
Net asset value per share
Based on 55,767,276 shares of beneficial interest outstanding - unlimited number of shares authorized with no
par value	$21.65

The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust
Statement of operations for the period ended 12-31-19[1]

Investment income
Interest	$35,373,423
Other income	277,863

Total investment income	35,651,286
Expenses
Investment management fees	2,151,157
Accounting and legal services fees	123,610
Transfer agent fees	58,943
Trustees’ fees	86,811
Custodian fees	281,867
Mortgage servicing fees	258,966
Printing and postage	12,981
Professional fees	340,326
Offering and organization costs	551,768
Other	74,943

Total expenses	3,941,372
Net investment income	31,709,914
Realized and unrealized gain (loss)

Net realized gain (loss) on
Unaffiliated investments	4,417,727

4,417,727

Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	72,245,056

72,245,056
Net realized and unrealized gain	76,662,783

Increase in net assets from operations	$108,372,697

[1]	Period from 1-11-19 (commencement of operations) to 12-31-19.

The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust
Statement of changes in net assets

Period ended
12-31-19[1]

Increase (decrease) in net assets

From operations
Net investment income	$31,709,914
Net realized gain	4,417,727
Change in net unrealized appreciation (depreciation)	72,245,056

Increase in net assets resulting from operations	108,372,697

Distributions to shareholders
From net investment income and net realized gain	(38,107,756)

Total distributions	(38,107,756)

From fund share transactions
Fund shares issued	1,136,868,233

Total increase	1,207,133,174
Net assets
Beginning of period	—

End of period	$1,207,133,174
Share activity

Shares outstanding
Beginning of period	—
Shares issued	55,767,276

End of period	55,767,276

[1]	Period from 1-11-19 (commencement of operations) to 12-31-19.

The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust
Statement of cash flows for the period ended 12-31-19[1]

Cash flows from operating activities
Net increase in net assets from operations	$108,372,697
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Long-term investments purchased	(1,540,004,967)
Long-term investments sold	468,530,108
Net purchases and sales in short-term investments	(188,052,774)
Net amortization of premium (discount)	1,617,669
(Increase) Decrease in assets:
Interest receivable	(3,401,086)
Other assets	(1,969)
Increase (Decrease) in liabilities:
Payable for investments purchased	179,940,349
Payable to affiliates	664,605
Other liabilities and accrued expenses	237,674
Net change in unrealized (appreciation) depreciation on:
Investments	(72,245,056)
Net realized (gain) loss on:
Investments	(4,417,727)
Net cash used in operating activities	$(1,048,760,477)
Cash flows provided by (used in) financing activities
Distributions to shareholders	$(38,107,756)
Fund shares issued	1,086,868,233
Net cash flows provided by financing activities	$1,048,760,477
Cash at beginning of period	$—
Cash at end of period	$—

[1]	Period from 1-11-19 (commencement of operations) to 12-31-19.

The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust
Financial highlights

Period ended	12-31-19[1]

Per share operating performance

Net asset value, beginning of period	$20.00
Net investment income[2]	0.67
Net realized and unrealized gain (loss) on investments	1.74

Total from investment operations	2.41
Less distributions
From net investment income	(0.65)
From net realized gain	(0.11)

Total distributions	(0.76)

Net asset value, end of period	$21.65
Total return (%)	12.12	[3]
Ratios and supplemental data
Net assets, end of period (in millions)	$1,207
Ratios (as a percentage of average net assets):
Expenses before reductions	0.40	[4]
Expenses including reductions	0.40	[4]
Net investment income	3.27	[4]
Portfolio turnover (%)	47

[1]	Period from 1-11-19 (commencement of operations) to 12-31-19.
[2]	Based on average daily shares outstanding.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust
Notes to financial statements 12-31-19

1. Organization

John Hancock GA Mortgage Trust (the fund) is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a closed-end, non-diversified management investment company. The investment objective of the fund is to generate current income, and to a lesser extent, capital appreciation.

The fund is only offered to “accredited investors” within the meaning of Regulation D under the Securities Act of 1933 (the 1933 Act), non-U.S. investors within the meaning of Regulation S under the 1933 Act, and other investors eligible to invest in a private placement.

The fund commenced operations on January 11, 2019 as a partnership. On January 17, 2019, the fund elected to be a registered investment company under the 1940 Act.

2. Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are valued at the end of each month at a minimum. The fund invests primarily in mortgage loans that do not have readily ascertainable market prices. Assets that are not publicly traded or whose market prices are not readily available are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. In connection with that determination, portfolio valuations will be prepared in accordance with the fund’s valuation policy using proprietary models. In certain instances, valuations may be obtained from independent valuation firms.

Valuation techniques include net present value and discounted cash flow models, comparison with similar instruments for which observable market prices exist and other valuation models. Assumptions and inputs used in valuation techniques include risk-free and benchmark interest rates, credit spreads and other inputs used in estimating discount rates.

For mortgage investments, the fund uses proprietary valuation models, which are developed from recognized US GAAP valuation approaches under ASC 820. Some or all of the significant inputs into these models may be unobservable and are derived either from observable market prices or rates or are estimated based on unobservable assumptions. Valuation models that employ significant unobservable inputs require a higher degree of management judgment and estimation in the determination of fair value. Management judgment and estimation are usually required for the selection of the appropriate valuation model to be used, determination of expected future cash flows on the financial instrument being valued, determination of the probability of counterparty default and prepayments and selection of appropriate discount rates.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may

John Hancock GA Mortgage Trust
Notes to financial statements 12-31-19

include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

Mortgage investments are measured at fair value based on the present value of the expected cash flows of the mortgage. There are no quoted prices in active markets. Assumptions and inputs used in the valuation of mortgage investments include prepayment estimates, determination of the discount rate based on the risk-free interest rate adjusted for credit risk (including estimation of probability of default), liquidity and any other adjustments that the manager believes that a third-party market participant would take into account in pricing a transaction. Mortgage investment valuations rely primarily on the use of significant unobservable inputs, including credit assumptions, which require significant judgment and, accordingly, are classified as Level 3.

Other debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Other debt obligations are generally classified as Level 2.

Investments in open-end mutual funds are valued at their respective net asset values each business day and are generally classified as Level 1.

The following is a summary of the values by input classification of the fund’s investments as of December 31, 2019 by major security category or type:

			Level 2	Level 3
	Total		Significant	Significant
	value at	Level 1	observable	unobservable
	12-31-19	quoted price	inputs	inputs
Investments in securities:
Assets
Commercial mortgage loans	$1,117,091,612	—	—	$1,117,091,612
U.S. Government and Agency obligations	28,714,235	—	$28,714,235	—
Short-term investments	188,766,900	$9,217,751	179,549,149	—
Total investments in securities	$1,334,572,747	$9,217,751	$208,263,384	$1,117,091,612

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. There were no transfers into or out of Level 3 during the period.

Investments in securities	Commercial mortgage loans
Balance as of 1-11-19 (commencement of operations)	—
Purchases	$1,061,130,559
Sales	(13,908,286)
Realized gain (loss)	(865,864)
Net amortization of premium/discount	(1,747,772)
Change in unrealized appreciation (depreciation)	72,482,975
Balance as of 12-31-19	$1,117,091,612
Change in unrealized appreciation (depreciation) at period end*	$72,482,975

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.

John Hancock GA Mortgage Trust
Notes to financial statements 12-31-19

	Fair Value		Significant
	at 12-31-19	Valuation technique	unobservable inputs	Input range	Input weighted average*
Commercial mortgage	$1,117,091,612	Discounted cash flow	Discount	2.06% - 3.95%	2.95%
loans

*	A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.

A change to unobservable inputs of the fund’s Level 3 securities as of December 31, 2019 could have resulted in changes to the fair value measurement, as follows:

	Impact to Valuation	Impact to Valuation
Significant Unobservable Input	if input had increased	if input had decreased
Discount	Decrease	Increase

Due to the inherent uncertainty of determining the fair value of Level 3 investments, the fair value of the investments may differ significantly from the values that would have been used had a ready market for such securities existed and may differ materially from the values that may ultimately be received or settled. Further, such investments will generally be subject to legal and other restrictions, or otherwise will be less liquid than publicly traded instruments. If the fund is required to liquidate a portfolio investment in a forced or liquidation sale, the fund might realize significantly less than the value at which such investment will have been previously been recorded. The fund’s investments will be subject to market risk. Market risk is the potential for changes in the value due to market changes. Market risk is directly impacted by the volatility and liquidity in the markets in which the investments are traded.

Commercial mortgage loans. The fund invests in commercial mortgage loans, and to a lesser extent, mezzanine loans and B-notes (to the extent permitted by the fund’s investment restrictions), which are secured by multifamily, commercial or other properties and are subject to risks of delinquency and foreclosure and risks of loss. Commercial real estate loans are generally not fully amortizing, which means that they may have a significant principal balance or balloon payment due on maturity. Full satisfaction of the balloon payment by a commercial borrower is heavily dependent on the availability of subsequent financing or a functioning sales market, as well as other factors such as the value of the property, the level of prevailing mortgage rates, the borrower’s equity in the property and the financial condition and operating history of the property and the borrower. In certain situations, and during periods of credit distress, the unavailability of real estate financing may lead to default by a commercial borrower. In addition, in the absence of any such takeout financing, the ability of a borrower to repay a loan secured by an income-producing property will depend upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced, the borrower’s ability to repay the loan may be impaired. Furthermore, the fund may not have the same access to information in connection with investments in commercial mortgage loans, either when investigating a potential investment or after making an investment, as compared to publicly traded securities.

Commercial mortgage loans are usually non-recourse in nature. Therefore, if a commercial borrower defaults on the commercial loan, then the options for financial recovery are limited in nature. To the extent the underlying default rates with respect to the pool or tranche of commercial real estate loans in which the fund directly or indirectly invests increase, the performance of the fund investments related thereto may be adversely affected. Default rates and losses on commercial loans will be affected by a number of factors, including global, regional and local economic conditions in the area where the properties are located, the borrower’s equity in the underlying property and/or assets and the financial circumstances of the borrower. A decline in specific real estate or credit markets may result in higher delinquencies and defaults. In the event of default, the lender will have no right to assets beyond collateral attached to the commercial mortgage loan. In certain instances, a negotiated settlement or an amendment to the terms of the commercial loan are the only options before an ultimate foreclosure on the commercial property. A foreclosure is costly and often

John Hancock GA Mortgage Trust
Notes to financial statements 12-31-19

protracted by litigation and bankruptcy restrictions. The ultimate disposition of a foreclosed property may also yield a price insufficient to cover the cost of the foreclosure process and the balance attached to the defaulted commercial loan.

In the event of any default under a mortgage or real estate loan held directly by the fund, it will bear a risk of loss of principal to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the mortgage or real estate loan, which could have a material adverse effect on the profitability of the fund. In the event of the bankruptcy of a mortgage or real estate loan borrower, the mortgage or real estate loan to such borrower will be deemed to be secured only to the extent of the value of the underlying collateral at the time of bankruptcy (as determined by the bankruptcy court), and the lien securing the mortgage or real estate loan will be subject to the avoidance powers of the bankruptcy trustee or debtor-in-possession to the extent the lien is unenforceable under state law. Additionally, in the event of a default under any senior debt, the junior or subordinate lender generally forecloses on the equity, purchases the senior debt or negotiates a forbearance or restructuring arrangement with the senior lender in order to preserve its collateral.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Overdrafts. Pursuant to the custodian agreement, the fund’s custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Expenses. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. The fund incurred organization costs of $385,747 and offering costs of $166,021 upon commencement of operations. Organization costs were expensed as incurred. Offering costs were amortized over the fund’s first year of operations.

Statement of cash flows. A Statement of cash flows is presented when a certain percentage of the fund’s investments is classified as Level 3 in the fair value hierarchy. Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Statement of cash flows. The cash amount shown in the Statement of cash flows is the amount included in the fund’s Statement of assets and liabilities and represents the cash on hand at the fund’s custodian and does not include any short-term investments.

Federal income taxes. The fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Net capital losses of $1,322,810 that are the result of security transactions occurring after October 31, 2019, are treated as occurring on January 1, 2020, the first day of the fund’s next taxable year.

As of December 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

John Hancock GA Mortgage Trust
Notes to financial statements 12-31-19

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.

The tax character of distributions for the period ended December 31, 2019 amounted to $38,107,756 of ordinary income.

As of December 31, 2019, there were no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at December 31, 2019.

3. Guarantees and indemnifications

Under the fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

4. Fees and transactions with affiliates

Hancock Capital Investment Management, LLC (the Advisor) serves as investment advisor for the fund. The fund does not have a principal underwriter. The fund has entered into a Placement Agency Agreement with John Hancock Distributors, LLC (the Distributor), an affiliate of the Adviser, to offer to sell shares of the fund. The Advisor and Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays an annual fee rate of 0.22% of average net assets, accrued daily and paid quarterly in arrears.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the period ended December 31, 2019 amounted to an annual rate of 0.01% of the fund’s average net assets.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates.

Co-investment. Pursuant to an Exemptive Order issued by the SEC on June 25, 2019, the fund is permitted to negotiate certain investments with entities with which it would be restricted from doing so under the 1940 Act, such as the Advisor and its affiliates. The fund is permitted to co-invest with affiliates if certain conditions are met. For example, the Advisor makes an independent determination of the appropriateness of the investment for the fund. Also, a “required majority” (as defined in the 1940 Act) of the fund’s independent trustees make certain conclusions in connection with a co-investment transaction as set forth in the order, including that (1) the terms of the transactions, including the consideration to be paid, are reasonable and fair to the fund and shareholders and do not involve overreaching by the fund or shareholders on the part of

John Hancock GA Mortgage Trust
Notes to financial statements 12-31-19

any person concerned and (2) the transaction is consistent with the interests of shareholders and is consistent with the fund’s investment objective and strategies. During the period ended December 31, 2019, investments entered into by the fund pursuant to the exemptive order amounted to $21,150,000.

5. Fund share transactions

Affiliates of the fund owned 100% of shares of the fund on December 31, 2019.

6. Purchase and sale of securities

On January 15, 2019, the fund purchased securities in the amount of $799,800,631 from John Hancock Life Insurance Company (U.S.A.), an affiliate of the Advisor. The securities were purchased at fair market value as of the purchase date.

Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $1,166,850,631 and $119,847,889, respectively, for the period ended December 31, 2019. Purchases and sales of U.S. Treasury obligations aggregated $373,154,336 and $348,682,219, respectively, for the period ended December 31, 2019.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of John Hancock GA Mortgage Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of John Hancock GA Mortgage Trust (the “Fund”), including the portfolio of investments, as of December 31, 2019 and the related statements of operations, changes in net assets, cash flows, and the financial highlights for the period from January 11, 2019 (commencement of operations) through December 31, 2019 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at December 31, 2019, the results of its operations, the changes in its net assets, its cash flows and its financial highlights for the period from January 11, 2019 (commencement of operations) through December 31, 2019, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more John Hancock investment companies since 2019.

Boston, Massachusetts
February 20, 2020

John Hancock GA Mortgage Trust
Tax information

Unaudited

Qualified Interest Income (“QII”) and Qualified Short-Term Capital Gain (“QSTCG”)

NonResident Alien (“NRA”) shareholders are normally subject to a 30% (or lower tax treaty rate depending on the country) NRA withholding tax on income and shortterm capital gain dividends paid by a mutual fund, unless such dividends are designated as qualified interest income or qualified short term capital gains, and therefore exempt from NRA withholding tax. Under the American Jobs Creation Act of 2004, the following percentages of ordinary dividends paid during the fiscal year ended December 31, 2019 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code. Further, the following percentages of ordinary dividends paid during the fiscal year ended December 31, 2019 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code.

John Hancock GA Mortgage Trust
	Q1	Q2	Q3	Q4
QII	100%	99.21%	98.52%	99.46%
QSTCG	—	—	—	100%

John Hancock GA Mortgage Trust
Trustees and Officers

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and executed policies formulated by the Trustees.

	Term of Office and	Principal Occupation(s) During Past 5	Number of Portfolios in Fund
Name (Birth Year)	Length of Time Served[1]	Years	Complex Overseen by Trustee
Hassell H. McClellan[2](1945)	Trustee and Chairperson of the	Director/Trustee, Virtus Funds	1
	Board (since 2019)	(since 2008); Director, The Barnes
		Group (since 2010); Associate
		Professor, The Wallace E. Carroll
		School of Management, Boston
		College (retired 2013). Trustee
		(since 2005) and Chairperson of the
		Board (since 2017) of various trusts
		within the John Hancock Fund
		Complex.
Grace K. Fey[2](1946)	Trustee (since 2019)	Chief Executive Officer, Grace Fey	1
		Advisors (since 2007); Director and
		Executive Vice President, Frontier
		Capital Management Company
		(1988–2007); Director, Fiduciary
		Trust (since 2009). Trustee of
		various trusts within the John
		Hancock Fund Complex (since
		2008).
Deborah C. Jackson[2](1952)	Trustee (since 2019)	President, Cambridge College,	1
		Cambridge, Massachusetts (since
		2011); Board of Directors,
		Massachusetts Women’s Forum
		(since 2018); Board of Directors,
		National Association of Corporate
		Directors/New England (since
		2015); Board of Directors,
		Association of Independent
		Colleges and Universities of
		Massachusetts (2014-2017); Chief
		Executive Officer, American Red
		Cross of Massachusetts Bay
		(2002–2011); Board of Directors of
		Eastern Bank Corporation (since
		2001); Board of Directors of
		Eastern Bank Charitable Foundation
		(since 2001); Board of Directors of
		American Student Assistance
		Corporation (1996–2009); Board of
		Directors of Boston Stock Exchange
		(2002–2008); Board of Directors of
		Harvard Pilgrim Healthcare (health
		benefits company) (2007–2011).
		Trustee of various trusts within the
		John Hancock Fund Complex (since
		2008).

John Hancock GA Mortgage Trust
Trustees and Officers

	Term of Office and	Principal Occupation(s) During Past 5	Number of Portfolios in Fund
Name (Birth Year)	Length of Time Served[1]	Years	Complex Overseen by Trustee
Robin Li (1963)[3]	Non-Independent Trustee (since	Head of Investments, Asia, General	1
	2019)	Account Investments - Manulife
Asset Management (HK) Ltd (2014 -
2018) CEO, Manulife General
Account Investments (HK)
Ltd (2018) Global Head of Asset
Liability Management, Manulife
Financial (2019)

Principal Officers who are not Trustees
Name (Birth Year)	Position(s) with the Fund	Principal Occupation(s) During Past 5 Years
William McPadden (1961)	President (since 2019)	Global Head of Real Estate, Manulife (since 2018); Head of North
American Mortgages, Manulife (since 2013); Vice President, John
Hancock Real Estate Finance Group (since 2005); Assistant Vice
President, John Hancock Real Estate Finance Group (since 2004);
Senior Investment Officer, John Hancock Real Estate Finance Group
(since 1999); Investment Officer, John Hancock Real Estate Finance
Group (since 1992).
Heidi Knapp (1970)	Treasurer and Chief Financial	Assistant Vice President, John Hancock Life Insurance Company
	Officer (since 2019)	(U.S.A.) (since 2017); Assistant Vice President, John Hancock Life
Insurance Company of New York (since 2017); Assistant Vice
President, John Hancock Life & Health Insurance Company (since
2017); Assistant Vice President, Hancock Capital Investment
Management, LLC (since 2018).
Jason M. Pratt (1974)	Chief Compliance Officer (since	Assistant Vice President and Senior Counsel, John Hancock Life
	2019)	Insurance Company (U.S.A.) (since 2011); Assistant Vice President,
John Hancock Life Insurance Company of New York (since 2014);
Assistant Vice President, John Hancock Life & Health Insurance
Company (since 2014); Chief Compliance Officer, Hancock Capital
Investment Management, LLC (since 2013); Chief Compliance
Officer, Hancock Capital Management, LLC (since 2013); Chief
Compliance Officer, John Hancock Funding Company, LLC (since
2018); and Chief Compliance Officer, John Hancock General
Account Mortgage Trust (since 2019); Vice President and Senior
Counsel, John Hancock Life Insurance Company (U.S.A), John
Hancock Life Insurance Company of New York, and John Hancock
Life & Health Insurance Company (since 2019).
E. David Pemstein (1967)	Secretary and Chief Legal Officer	Senior Managing Director and Chief Counsel, North American
	(since 2019)	Investments for John Hancock and Manulife (since 2015); AVP &
Senior Counsel, North American Investments for John Hancock and
Manulife (since 2006).

The business address for all Trustees and Officers is 197 Clarendon Street, Boston, Massachusetts 02116.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees.

[1]	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current positions with the Advisor and certain affiliates.

John Hancock GA Mortgage Trust
More information

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov.

All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on the SEC’s website, sec.gov.

ITEM 2. CODE OF ETHICS.

As of the end of the year, December 31, 2019, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Grace K. Fey is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees
The aggregate fees billed for professional services rendered by the principal accountant(s) for John Hancock GA Mortgage Trust for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $88,000 for the fiscal year ended December 31, 2019. John Hancock GA Mortgage Trust commenced operations January 11, 2019. These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services
Audit-related fees for John Hancock GA Mortgage Trust amounted to $0 for the fiscal year ended December 31, 2019 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates"). In addition, amounts billed to control affiliates for service provider internal controls reviews were $0 for the fiscal year ended December 31, 2019.

(c) Tax Fees
The aggregate fees for John Hancock GA Mortgage Trust billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $20,000 for the fiscal year ended December 31, 2019. The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

(d) All Other Fees
All other fees for John Hancock GA Mortgage Trust billed to the registrant or control affiliates for products and services provided by the principal accountant were $0 for the fiscal year ended December 31, 2019.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

John Hancock GA Mortgage Trust’s (fund) Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The fund’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:
There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant, for the fiscal year ended December 31, 2019, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for the fiscal year of the registrant were $1,691,813 for the fiscal year ended December 31, 2019.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Grace K. Fey - Chairman
Hassell H. McClellan
Deborah C. Jackson

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

See attached exhibit - Proxy Voting Policies and Procedures.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Information about the Hancock Capital Investment Management LLC portfolio managers who share joint responsibility for the day-to-day investment management of John Hancock GA Mortgage Trust is below. It provides a brief summary of their business careers over the past five years. Information is provided as of December 31, 2019.

     Henry Wong
     Senior Managing Director
     Joined Adviser in 2007
     Began career in 1998

     Michael A. Foreman, CFA
     Portfolio Manager
     Began Investment Career: 1997
     Joined John Hancock: 1987

     Long Hoang
     Portfolio Manager
     Began Investment Career: 1999
     Joined John Hancock: 1998

     Daniel A. Walker, CFA
     Portfolio Manager
     Began Investment Career: 2012
     Joined John Hancock: 2012

Other Accounts the Portfolio Managers are Managing

The table below indicates, for each portfolio manager, information about the accounts over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of December 31, 2019. For purposes of the table, “Other Pooled Investment Vehicles” may include investment partnerships and group trusts, and “Other Accounts” may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts.

	Registered Investment		Other Pooled
	Companies		Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets $Million	Number of Accounts	Total Assets $Million	Number of Accounts	Total Assets $Million
Henry	0	$0	0	$0	0	$0
Wong
Michael A.	0	0	0	0	0	0
Foreman
Long	0	0	0	0	0	0
Hoang
Daniel A.	0	0	0	0	5	5,174.0
Walker

Number and value of accounts within the total accounts that are subject to a performance-based advisory fee: None.

Conflicts of Interest. The portfolio managers serve in a dual capacity as officers of the Adviser and employees and officers of one or more John Hancock affiliated companies (John Hancock).

In these roles they provide investment advice and/or investment management-related services to John Hancock as well the Adviser’s advisory client accounts. As such there may be an incentive to favor one account over another, resulting in conflicts of interest. For instance the Adviser or John Hancock may, for example, directly or indirectly, receive fees from an account that are higher than the fee (or other economic benefit) it receives from the Fund. In those instances, the portfolio managers may have an incentive to not favor the Fund over another account. The Adviser has adopted, as relevant, trade allocation and other policies and procedures that it believes are reasonably designed to address any potential conflicts of interest.

Compensation of Portfolio Managers. At the present time, the portfolio managers are paid by John Hancock a fixed annual salary as well as an employment compensation bonus that is currently based (in part) on the investment performance of certain accounts of John Hancock. This performance is independent of the investments made by the Adviser on behalf of its clients, including John Hancock GA Mortgage Trust.

Share Ownership by Portfolio Managers. For purposes of these tables, “similarly managed accounts” include all accounts that are managed (i) by the same portfolio managers that are jointly and primarily responsible for the day-to-day management of John Hancock GA Mortgage Trust; and (ii) with an investment style, objective, policies and strategies substantially similar to those that are used to manage John Hancock GA Mortgage Trust.

Portfolio Manager	Range of Beneficial Ownership in the Fund	Range of Beneficial Ownership in similarly managed accounts
Henry Wong	$0	$0
Michael A. Foreman	0	0
Long Hoang	0	0
Daniel A. Walker	0	0

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     (a) Not applicable.
     (b) Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant did not participate in securities lending activities.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “Nominating, Governance and Administration Committee Charter.”

(c)(2) Proxy Voting Policies and Procedures are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock GA Mortgage Trust

By:	/s/ William McPadden
William McPadden
President

Date:	February 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William McPadden
William McPadden
President

Date:	February 20, 2020

By:	/s/ Heidi Knapp
Heidi Knapp
Treasurer and Chief Financial Officer

Date:	February 20, 2020